Capital Stock - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Nov. 08, 2013	Dec. 31, 2013 Vote
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share		1
Number of common stock shares to be purchased under the Bid	12,000,000
Percentage of issued and outstanding common shares	5.40%
Commencement date of Bid		November 13, 2013
Termination date of Bid		November 12, 2014